united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 333-252816 and 811-23637

DGI Investment Trust

(Exact name of registrant as specified in charter)

c/o Oriental Trust, 254 Munoz Rivera Ave., 10th Floor, San Juan Puerto Rico 00918__

(Address of principal executive offices) (Zip code)

Maggie Bull, Ultimus Fund Solutions LLC

2 Easton Oval, Suite 300, Columbus OH 43219

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-869-4262

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

DGI Balanced Fund

Semi-Annual Report
December 31, 2023

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

DGI Balanced Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmarks:

			Annualized
	Six Months	One Year	Since Inception(a)	Since Inception(b)
DGI Balanced Fund - Class A Shares	N/A	N/A	4.11%	N/A
DGI Balanced Fund - Class A Shares with Load **	N/A	N/A	0.46%	N/A
DGI Balanced Fund - Class C Shares	N/A	N/A	4.11%	N/A
DGI Balanced Fund - Class I Shares	N/A	N/A	4.21%	N/A
DGI Balanced Fund - Class P Shares	7.25%	11.68%	N/A	(0.88)%
DGI Balanced Fund - Class T Shares	7.25%	11.68%	N/A	(0.88)%
DGI Balanced Fund - Class NT Shares	7.25%	11.68%	N/A	(0.88)%
Blended Benchmark Index (67% Bloomberg U.S. Aggregate Bond Index /33% S&P 500 Total Return Index)	4.93%	12.09%	3.16%	0.57%
Bloomberg U.S. Aggregate Bond Index ***	3.37%	5.53%	2.28%	(2.81)%
S&P 500 Total Return Index ****	8.04%	26.29%	4.95%	7.10%

(a)	Inception date for Class A, Class C, and Class I shares is December 6, 2023.

(b)	Inception date for Class P, Class T, and Class NT shares is May 23, 2021.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total Returns for periods of less than one year are not annualized. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The estimated total annual operating expense ratio is 1.64%, 2.39%, 1.39%, 1.39%, 1.39%, and 1.39% for Class A, Class C, Class I, Class P, Class T, and Class NT shares, respectively, per the Fund’s Prospectus dated October 27, 2023. For performance information current to the most recent month-end, please call 1-877-910-4232.

**	Class A with Load total return is calculated using the maximum sales charge of 3.50%.

***	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate pass-throughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities (agency and non-agency). Investors cannot invest directly into an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

****	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Holdings by Type of Investment	% of Net Assets
U.S. Government Agencies	40.5%
Exchange Traded Funds	43.6%
Common Stocks	9.1%
Short-Term Investment	6.1%
Collateralized Mortgage Obligations	0.0%
Other Assets in Excess of Liabilities	0.7%
100.0%

*	Percentage rounds to less than 0.1%

Please refer to the Schedule of Investments that follows in this semi-annual report for a detail of the Fund’s holdings.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 9.1%
	BANKING - 9.1%
500,000	First BanCorporation	$8,225,000
235,000	Popular, Inc.	19,286,450
	TOTAL COMMON STOCKS (Cost $16,037,199)	27,511,450

	EXCHANGE-TRADED FUNDS — 43.6%
	EQUITY - 43.6%
139,300	iShares MSCI EAFE ETF	10,496,255
160,000	iShares MSCI Emerging Markets ETF	6,433,600
48,000	iShares MSCI India ETF	2,342,880
199,000	iShares Russell 2000 ETF	39,941,290
113,400	SPDR S&P 500 ETF Trust	53,900,154
201,000	Vanguard FTSE Emerging Markets ETF	8,261,100
156,000	Vanguard MSCI Europe ETF	10,058,880
	TOTAL EXCHANGE-TRADED FUNDS (Cost $113,914,545)	131,434,159

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(a)
864,478	Federal National Mortgage Association Series 2001-M1 X (b),(c)	SOFR30A + 5.886%	0.5481	07/25/38	80,532
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,255)

	U.S. GOVERNMENT & AGENCIES — 40.5%
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.6%(d)
186,797	Federal Home Loan Mortgage Corporation Series D97349		6.0000	09/01/25	190,053
9,949	Federal Home Loan Mortgage Corporation Series D75702		7.5000	01/01/26	9,983
20,996	Federal Home Loan Mortgage Corporation Series D79168		8.0000	02/01/27	21,005

See accompanying notes to financials.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 40.5% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.6%(d) (Continued)
502,659	Federal Home Loan Mortgage Corporation Series J20654	3.0000	08/01/27	$482,196
46,364	Federal Home Loan Mortgage Corporation Series C10178	6.5000	05/01/28	48,577
144,389	Federal Home Loan Mortgage Corporation Series P51380	5.5000	03/01/36	144,105
152,548	Federal Home Loan Mortgage Corporation Series C02554	6.0000	06/01/36	159,296
4,103,730	Federal Home Loan Mortgage Corporation Series SB0645	2.0000	12/01/36	3,686,134
				4,741,349
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 10.0%(d)
3,044	Federal National Mortgage Association Series 426648	7.0000	04/01/24	3,034
3,917	Federal National Mortgage Association Series 426646	8.0000	10/01/24	3,907
3,157	Federal National Mortgage Association Series 426645	8.5000	10/01/24	3,148
52,437	Federal National Mortgage Association Series 426651	6.5000	03/01/26	54,311
6,448	Federal National Mortgage Association Series 511569	8.5000	07/01/26	6,432
97,447	Federal National Mortgage Association Series AE1268	3.5000	10/01/26	94,690
14,981	Federal National Mortgage Association Series 367023	7.5000	11/01/26	14,972
170,058	Federal National Mortgage Association Series AE1285	3.5000	12/01/26	165,082
22,630	Federal National Mortgage Association Series 367025	8.0000	12/01/26	22,608
482,339	Federal National Mortgage Association Series AJ1905	3.0000	02/01/27	462,695
59,616	Federal National Mortgage Association Series 426649	7.0000	02/01/27	61,541
203,726	Federal National Mortgage Association Series AI9096	3.5000	03/01/27	196,801
7,687	Federal National Mortgage Association Series 374925	7.5000	03/01/27	7,684
341,351	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	331,278
256,121	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	245,286
6,045	Federal National Mortgage Association Series 426647	7.5000	06/01/27	6,043
974,621	Federal National Mortgage Association Series AP1217	2.5000	07/01/27	938,545
407,304	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	393,022
778,296	Federal National Mortgage Association Series AR5151	2.5000	04/01/28	747,589
82,028	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	78,287
896,167	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	856,111
520,057	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	502,152
632,978	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	601,956
374,388	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	356,032
57,115	Federal National Mortgage Association Series 488061	7.0000	04/01/29	58,959
559,845	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	540,546
1,217,440	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	1,173,928

See accompanying notes to financials.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 40.5% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 10.0%(d) (Continued)
1,158,337	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	$1,116,882
1,133,903	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	1,093,304
701,673	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	667,312
81,688	Federal National Mortgage Association Series 504137	7.5000	07/01/29	82,060
36,141	Federal National Mortgage Association Series 504148	7.5000	08/01/29	36,197
580,674	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	552,226
33,159	Federal National Mortgage Association Series 523120	7.0000	01/01/30	34,229
659,697	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	627,356
14,648	Federal National Mortgage Association Series 523123	7.5000	02/01/30	14,644
152,707	Federal National Mortgage Association Series 567014	6.5000	03/01/31	158,992
647,368	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	613,206
145,149	Federal National Mortgage Association Series 573448	6.5000	04/01/31	150,898
700,652	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	663,745
937,210	Federal National Mortgage Association Series AX5551	2.5000	10/01/31	869,731
417,154	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	396,896
680,457	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	644,512
685,675	Federal National Mortgage Association Series 695394	5.0000	06/01/33	697,753
185,834	Federal National Mortgage Association Series 850040	6.5000	06/01/36	194,590
1,556,675	Federal National Mortgage Association Series CB2736	2.5000	01/01/37	1,432,206
89,357	Federal National Mortgage Association Series 931180	5.5000	04/01/39	92,136
456,987	Federal National Mortgage Association Series 953131	4.5000	09/01/39	457,088
2,329,564	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	2,269,813
1,456,001	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	1,406,034
1,529,050	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	1,476,576
554,329	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	506,040
769,084	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	704,236
4,391,609	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	3,977,860
1,445,536	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,309,345
				30,172,506
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 28.9%
2,035	Government National Mortgage Association Series 406062	7.5000	01/15/25	2,034
2,824	Government National Mortgage Association Series 406065	7.5000	01/15/25	2,823
5,400	Government National Mortgage Association Series 439194	7.5000	08/15/25	5,398
22,171	Government National Mortgage Association Series 425509	8.0000	09/15/25	22,178

See accompanying notes to financials.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 40.5% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 28.9% (Continued)
63,647	Government National Mortgage Association Series 705899	3.5000	01/15/26	$62,183
8,926	Government National Mortgage Association Series 385183	7.5000	01/15/26	8,931
17,810	Government National Mortgage Association Series 5127	4.0000	07/20/26	17,332
190,325	Government National Mortgage Association Series 711631	3.5000	02/15/27	184,607
47,903	Government National Mortgage Association Series 5310	3.5000	02/20/27	46,115
314,227	Government National Mortgage Association Series 705941	3.0000	04/15/27	302,799
157,148	Government National Mortgage Association Series 711651	3.5000	05/15/27	152,434
635,667	Government National Mortgage Association Series 740018	3.5000	07/15/27	616,722
298,782	Government National Mortgage Association Series 705951	2.5000	08/15/27	285,066
609,199	Government National Mortgage Association Series 744440	3.5000	10/15/27	590,862
226,625	Government National Mortgage Association Series 705956	2.5000	11/15/27	215,177
24,248	Government National Mortgage Association Series 711707	2.5000	01/15/28	23,135
180,058	Government National Mortgage Association Series 767026	2.5000	02/15/28	170,967
260,547	Government National Mortgage Association Series 721979	2.5000	03/15/28	246,984
316,514	Government National Mortgage Association Series 722012	3.0000	09/15/28	302,510
254,836	Government National Mortgage Association Series 722016	2.5000	12/15/28	240,954
277,126	Government National Mortgage Association Series 722033	3.0000	06/15/29	264,839
39,976	Government National Mortgage Association Series 626932	3.0000	04/15/30	37,659
88,184	Government National Mortgage Association Series 548539	6.0000	10/15/31	90,982
328,599	Government National Mortgage Association Series 635142	3.0000	11/20/31	308,217
103,566	Government National Mortgage Association Series 636427	6.0000	11/15/34	106,839
54,001	Government National Mortgage Association Series 636567	6.0000	07/15/35	55,305
61,694	Government National Mortgage Association Series 643754	6.0000	10/15/35	63,491
163,650	Government National Mortgage Association Series 592885	6.0000	05/15/36	168,872
1,748,384	Government National Mortgage Association Series 655703	6.0000	08/15/37	1,818,677
1,309,517	Government National Mortgage Association Series 722002	3.5000	03/15/38	1,232,944
594,902	Government National Mortgage Association Series 767055	3.0000	05/15/38	543,987
630,554	Government National Mortgage Association Series 767066	3.0000	06/15/38	576,594
2,046,539	Government National Mortgage Association Series 721997	3.5000	01/15/39	1,932,324
699,173	Government National Mortgage Association Series 678638	4.5000	08/15/39	699,566
540,600	Government National Mortgage Association Series 678639	5.0000	08/15/39	556,217
1,662,359	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,663,292
122,120	Government National Mortgage Association Series 719894	4.5000	09/15/39	122,189
971,029	Government National Mortgage Association Series 678642	5.0000	09/15/39	999,076

See accompanying notes to financials.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 40.5% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 28.9% (Continued)
528,633	Government National Mortgage Association Series 678645	4.5000	10/15/39	$528,915
429,543	Government National Mortgage Association Series 678646	5.0000	10/15/39	441,952
409,600	Government National Mortgage Association Series 678643	5.5000	11/15/39	417,585
354,632	Government National Mortgage Association Series 678660	5.0000	03/15/40	364,879
406,095	Government National Mortgage Association Series 722009	3.5000	07/15/40	383,120
1,607,677	Government National Mortgage Association Series 705892	4.0000	11/15/40	1,589,791
357,682	Government National Mortgage Association Series 705894	4.5000	11/15/40	357,883
498,312	Government National Mortgage Association Series 705937	4.0000	01/15/42	492,769
1,773,656	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,677,976
46,827	Government National Mortgage Association Series 5302	3.5000	02/20/42	43,331
1,931,146	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,818,624
1,734,704	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,586,054
1,785,404	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,632,429
1,576,425	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,491,375
909,904	Government National Mortgage Association Series 722008	3.0000	08/15/43	827,435
1,121,691	Government National Mortgage Association Series 722010	3.5000	08/15/43	1,061,176
650,854	Government National Mortgage Association Series 722011	4.0000	08/15/43	643,610
1,999,610	Government National Mortgage Association Series 722013	3.5000	09/15/43	1,892,203
623,111	Government National Mortgage Association Series 722020	3.0000	12/15/43	561,238
1,758,626	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,664,168
3,320,927	Government National Mortgage Association Series 609103	3.5000	01/15/44	3,142,524
1,965,455	Government National Mortgage Association Series 609163	3.5000	07/15/44	1,859,738
2,552,956	Government National Mortgage Association Series 609200	3.5000	10/15/44	2,415,204
1,717,008	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,562,438
2,587,940	Government National Mortgage Association Series 626921	3.0000	03/15/45	2,328,282
8,039,296	Government National Mortgage Association Series 626934	3.0000	04/20/45	7,186,336
5,041,951	Government National Mortgage Association Series 626941	3.0000	05/15/45	4,535,089
2,825,395	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,541,273
2,294,499	Government National Mortgage Association Series AE3319	3.0000	07/15/46	2,063,791
1,375,693	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,237,369
1,656,060	Government National Mortgage Association Series 635133	3.0000	10/20/46	1,480,343
2,161,820	Government National Mortgage Association Series AW3558	3.0000	11/15/46	1,944,403
1,021,123	Government National Mortgage Association Series 635153	3.0000	12/20/46	928,201
1,977,572	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,771,312

See accompanying notes to financials.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 40.5% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 28.9% (Continued)
1,972,272	Government National Mortgage Association Series 690625	3.0000	07/20/47	$1,763,538
550,117	Government National Mortgage Association Series BC3027	3.0000	03/15/48	494,794
2,098,326	Government National Mortgage Association Series AD6371	3.0000	03/15/48	1,876,867
3,167,832	Government National Mortgage Association Series BE1665	4.0000	05/20/48	3,127,627
2,671,209	Government National Mortgage Association Series BG5690	4.0000	09/15/48	2,641,453
979,160	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	922,041
783,453	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	737,760
2,747,765	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,717,156
1,918,235	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,896,867
1,010,568	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	951,886
958,751	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	893,951
				87,237,037
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $131,486,530)			122,150,892

Shares
	SHORT-TERM INVESTMENT — 6.1%
	MONEY MARKET FUND - 6.1%
18,343,720	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.25% (Cost $18,343,720)(e)			18,343,720

	TOTAL INVESTMENTS - 99.3% (Cost $279,837,249)			$299,520,753
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			1,987,489
	NET ASSETS - 100.0%			$301,508,242

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

(a)	Percentage rounds to less than 0.1%.

(b)	Interest only securities.

(c)	Variable rate security; the rate shown represents the rate on December 31, 2023.

(d)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financials.

DGI Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2023

ASSETS
Investment securities:
At cost	$279,837,249
At value	$299,520,753
Subscriptions receivable	86,970
Reclaims receivable	1,035,787
Dividends and interest receivable	804,479
Receivable for securities sold	71,321
Prepaid expenses & other assets	474,027
TOTAL ASSETS	301,993,337

LIABILITIES
Due to custodian	72,004
Redemptions payable	20,147
Advisory fees payable	236,250
Distribution (12b-1) fees payable	1
Transfer agency fees payable	66,297
Administration fees payable	37,562
Trustees fees payable	11,663
Accrued expenses and other liabilities	41,171
TOTAL LIABILITIES	485,095
NET ASSETS	$301,508,242

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$272,301,792
Accumulated earnings	29,206,450
NET ASSETS	$301,508,242

See accompanying notes to financials.

DGI Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2023

Net Asset Value Per Share:
Class A Shares
Net Assets	$1,041
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	96
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.89	(2)
Maximum offering price per share (maximum sales charge of 3.50%)	$11.28

Class C Shares
Net Assets	$1,041
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	96
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1)	$10.89	(2)

Class I Shares
Net Assets	$1,042
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	96
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.90	(2)

Class P Shares
Net Assets	$183,066,432
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	16,800,371
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.90

Class T Shares
Net Assets	$100,161,666
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,192,331
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.90

Class NT Shares
Net Assets	$18,277,020
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,677,266
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.90

(1)	Redemptions made within 1 year of purchase may be assessed a redemption fee of 1.00%.

(2)	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financials.

DGI Balanced Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2023

INVESTMENT INCOME
Dividends (Foreign Taxes Withheld: $688,413)	$1,645,539
Interest	2,097,497
TOTAL INVESTMENT INCOME	3,743,036

EXPENSES
Investment advisory fees	1,377,443
Distribution (12b-1) fees
Class A	—	*
Class C	1
Transfer agent fees	195,423
Administrative services fees	134,017
Legal fees	79,804
Trustees fees and expenses	29,407
Printing and postage expenses	26,930
Compliance officer fees	18,025
Audit and tax fees	12,505
Insurance fees	7,117
Other expenses	12,081
TOTAL EXPENSES	1,892,753

NET INVESTMENT INCOME	1,850,283

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	9,393,239

Net change in unrealized appreciation on:
Investments	9,231,468

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	18,624,707

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,474,990

*	Amount represents less than $0.50.

See accompanying notes to financials.

DGI Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months* Ended	Year Ended
	December 31, 2023	June 30,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$1,850,283	$4,908,370
Net realized gain from investments	9,393,239	—
Net change in unrealized appreciation/(depreciation) on investments	9,231,468	(1,504,349)
Net increase in net assets resulting from operations	20,474,990	3,404,021

DISTRIBUTIONS
Distributions to shareholders
Class P Shares	(2,906,951)	(2,259,828)
Class T Shares	(1,547,269)	(1,214,725)
Class NT Shares	(293,916)	(235,855)
From distributions to shareholders	(4,748,136)	(3,710,408)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A Shares	1,000	—
Class C Shares	1,000	—
Class I Shares	1,000	—
Class P Shares	1,499,912	6,107,787
Class T Shares	50,764	311,471
Class NT Shares	4,482	51,152
Net asset value of shares issued in reinvestment of distributions:
Class T Shares	2,869,494	1,656,916
Payments for shares redeemed:
Class P Shares	(10,282,889)	(24,565,890)
Class T Shares	(5,955,405)	(12,669,645)
Class NT Shares	(1,519,419)	(2,380,849)
Net decrease in net assets from shares of beneficial interest	(13,330,061)	(31,489,058)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	2,396,793	(31,795,445)

NET ASSETS
Beginning of year/period	299,111,449	330,906,894
End of year/period	$301,508,242	$299,111,449

*	Class A, Class C, and Class I shares commenced investment operations on December 6, 2023.

See accompanying notes to financials.

DGI Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months* Ended	Year Ended
	December 31, 2023	June 30,
	(Unaudited)	2023
SHARE ACTIVITY
Class A Shares:
Shares Sold	96	—
Net increase in shares of beneficial interest outstanding	96	—

Class C Shares:
Shares Sold	96	—
Net increase in shares of beneficial interest outstanding	96	—

Class I Shares:
Shares Sold	96	—
Net increase in shares of beneficial interest outstanding	96	—

Class P Shares:
Shares Sold	145,276	602,763
Shares Redeemed	(990,459)	(2,421,930)
Net decrease in shares of beneficial interest outstanding	(845,183)	(1,819,167)

Class T Shares:
Shares Sold	4,732	31,046
Shares Reinvested	297,049	169,766
Shares Redeemed	(571,340)	(1,247,203)
Net decrease in shares of beneficial interest outstanding	(269,559)	(1,046,391)

Class NT Shares:
Shares Sold	419	5,081
Shares Redeemed	(145,288)	(233,502)
Net decrease in shares of beneficial interest outstanding	(144,869)	(228,421)

*	Class A, Class C, and Class I shares commenced investment operations on December 6, 2023.

See accompanying notes to financials.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A Shares
Period* Ended
December 31, 2023
(Unaudited)
Net asset value, beginning of period	$10.46
Activity from investment operations:
Net investment income (1,2)	0.03
Net realized and unrealized gain/(loss) on investments	0.40
Total from investment operations	0.43
Net asset value, end of period	$10.89
Total return (3)	4.11%
Net assets, end of period (4)	$1,041
Ratio of expenses to average net assets (5,6)	1.53%
Ratio of net investment income to average net assets (2,5,6)	1.00%
Portfolio Turnover Rate (7)	4%

*	The DGI Balanced Fund Class A shares commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Actual net asset amount.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financials.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class C Shares
Period* Ended
December 31, 2023
(Unaudited)
Net asset value, beginning of period	$10.46
Activity from investment operations:
Net investment income (1,2)	0.02
Net realized and unrealized gain/(loss) on investments	0.41
Total from investment operations	0.43
Net asset value, end of period	$10.89
Total return (3)	4.11%
Net assets, end of period (4)	$1,041
Ratio of expenses to average net assets (5,6)	2.28%
Ratio of net investment income to average net assets (2,5,6)	0.25%
Portfolio Turnover Rate (7)	4%

*	The DGI Balanced Fund Class C shares commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Actual net asset amount.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financials.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I Shares
Period* Ended
December 31, 2023
(Unaudited)
Net asset value, beginning of period	$10.46
Activity from investment operations:
Net investment income (1,2)	0.03
Net realized and unrealized gain/(loss) on investments	0.41
Total from investment operations	0.44
Net asset value, end of period	$10.90
Total return (3)	4.21%
Net assets, end of period (4)	$1,042
Ratio of expenses to average net assets (5,6)	1.28%
Ratio of net investment income to average net assets (2,5,6)	1.25%
Portfolio Turnover Rate (7)	4%

*	The DGI Balanced Fund Class I shares commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Actual net asset amount.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financials.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class P Shares
	Six Months Ended		Year Ended		Year Ended	Period* Ended
	December 31, 2023		June 30,		June 30,	June 30,
	(Unaudited)		2023		2022	2021
Net asset value, beginning of year/period	$10.34		$10.33		$11.58	$11.53
Activity from investment operations:
Net investment income (1,2)	0.06		0.16		0.08	0.03
Net realized and unrealized gain/(loss) on investments	0.67		(0.03)		(1.28)	0.02
Total from investment operations	0.73		0.13		(1.20)	0.05
Distribution to Shareholders from Ordinary Income	(0.17)		(0.12)		(0.05)	—
Total distributions	(0.17)		(0.12)		(0.05)	—
Net asset value, end of year/period	$10.90		$10.34		$10.33	$11.58
Total return (3)	7.25%		1.32%		(10.45)%	0.43%
Net assets, end of year/period (000’s)	$183,066		$182,443		$201,136	$236,301
Ratio of expenses to average net assets (4)	1.28	% (6)	1.31	% (5)	1.40%	1.17	% (6)
Ratio of net investment income to average net assets (2,4)	1.25	% (6)	1.58%		0.68%	2.10	% (6)
Portfolio Turnover Rate	4	% (7)	2%		3%	0	% (7)

*	The DGI Balanced Fund Class P shares commenced operations on May 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financials.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class T Shares
	Six Months Ended		Year Ended		Year Ended	Period* Ended
	December 31, 2023		June 30,		June 30,	June 30,
	(Unaudited)		2023		2022	2021
Net asset value, beginning of year/period	$10.34		$10.33		$11.58	$11.53
Activity from investment operations:
Net investment income (1,2)	0.06		0.16		0.08	0.03
Net realized and unrealized gain/(loss) on investments	0.67		(0.03)		(1.28)	0.02
Total from investment operations	0.73		0.13		(1.20)	0.05
Distribution to Shareholders from Ordinary Income	(0.17)		(0.12)		(0.05)	—
Total distributions	(0.17)		(0.12)		(0.05)	—
Net asset value, end of year/period	$10.90		$10.34		$10.33	$11.58
Total return (3)	7.25%		1.32%		(10.45)%	0.43%
Net assets, end of year/period (000’s)	$100,162		$97,828		$108,581	$130,443
Ratio of expenses to average net assets (4)	1.28	% (6)	1.31	% (5)	1.40%	1.17	% (6)
Ratio of net investment income to average net assets (2,4)	1.25	% (6)	1.58%		0.68%	2.10	% (6)
Portfolio Turnover Rate	4	% (7)	2%		3%	0	% (7)

*	The DGI Balanced Fund Class T shares commenced operations on May 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financials.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class NT Shares
	Six Months Ended		Year Ended		Year Ended	Period* Ended
	December 31, 2023		June 30,		June 30,	June 30,
	(Unaudited)		2023		2022	2021
Net asset value, beginning of year/period	$10.34		$10.33		$11.58	$11.53
Activity from investment operations:
Net investment income (1,2)	0.06		0.16		0.08	0.03
Net realized and unrealized gain/(loss) on investments	0.67		(0.03)		(1.28)	0.02
Total from investment operations	0.73		0.13		(1.20)	0.05
Distribution to Shareholders from Ordinary Income	(0.17)		(0.12)		(0.05)	—
Total distributions	(0.17)		(0.12)		(0.05)	—
Net asset value, end of year/period	$10.90		$10.34		$10.33	$11.58
Total return (3)	7.25%		1.32%		(10.45)%	0.43%
Net assets, end of year/period (000’s)	$18,277		$18,840		$21,189	$25,386
Ratio of expenses to average net assets (4)	1.28	% (6)	1.31	% (5)	1.40%	1.17	% (6)
Ratio of net investment income to average net assets (2,4)	1.25	% (6)	1.58%		0.68%	2.10	% (6)
Portfolio Turnover Rate	4	% (7)	2%		3%	0	% (7)

*	The DGI Balanced Fund Class NT shares commenced operations on May 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financials.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2023

1.	ORGANIZATION

The DGI Balanced Fund (the “Fund”) is a diversified series of shares of beneficial interest of DGI Investment Trust (the “Trust”), a collective investment trust formed and organized under the laws of the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) pursuant to a certain Deed of Constitution of Trust, dated January 28, 2021, as amended and restated from time to time (the “Deed of Trust”), and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund offers Class A, Class C, Class I, Class P, Class T, and Class NT shares. The Fund commenced investment operations for Class P, Class T, and Class NT shares on May 23, 2021. Class A, Class C, and Class I shares commenced investment operations on December 6, 2023. The Fund’s investment objective is to seek long-term capital appreciation and current income. Investment in the Fund is intended for residents of Puerto Rico.

Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and are identical in all respects to each other class of the Fund, except as set forth in the Fund’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – The Fund’s assets will be valued based upon market quotations when such quotations are available. A security listed or traded on any exchange in the United States will be valued at its last sales price on the principal exchange on which it is traded prior to the time the assets of the Fund are valued. If no sale is reported at that time or the security is traded in the over-the-counter (“OTC”) market, the most recent bid will be used for purposes of the valuation. Assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Fund’s investment adviser, pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. These prices may change depending on market conditions.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for the Fund’s assets and liabilities measured at fair value:

DGI Balanced Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$122,150,892	$—	$122,150,892
Collateralized Mortgage Obligations	—	80,532	—	80,532
Exchange Traded Funds	131,434,159	—	—	131,434,159
Common Stocks	27,511,450	—	—	27,511,450
Money Market Fund	18,343,720	—	—	18,343,720
Total	$177,289,329	$122,231,424	$—	$299,520,753

*	Refer to the Schedule of Investments for classification.

The Funds did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions – The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions will be reinvested in shares of the Fund, unless otherwise directed by the shareholder. Generally, distributions within taxable accounts are taxable events for shareholders whether the distributions are received in cash or reinvested.

Dividends consisting of Ordinary Dividends to individual shareholders will be distributed net of the 15% tax imposed by the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), which will be automatically withheld at source by the Fund. All dividend distributions by the Fund to a tax advantaged account, such as a Puerto Rico tax-qualified retirement plan or IRA account, will be made on a gross basis, without any tax withholding, and will be reinvested automatically in shares of the Fund. Such distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the passive foreign investment company (“PFIC”) rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes on dividends received from the Fund.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2023, the aggregate purchases and sales of investments (excluding U.S. Government securities and short-term investments) were $10,179,507 and $17,986,861, respectively. For the six months ended December 31, 2023, the aggregate purchases and sales of U.S. Government securities were $0 and $6,663,736, respectively.

The Fund is subject to the risks of investing in equity securities. Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The Fund may invest in smaller companies, which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. The Fund may also invest in large-cap stocks, which as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks. Large cap companies may trail the returns of the overall stock market. The Fund may also invest in investment companies and exchange- traded funds (“ETFs”), which may not achieve their investment objectives or execute their investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares.

The Fund may also invest in mortgage- and asset-backed securities, which are subject to credit and interest rate risks, as well as extension and prepayment risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. Moreover, to the extent the Fund invests in FHA/VA Mortgage Securities, the yield of the shares will depend in some part on the rate at which principal payments are made on such securities, which in turn will depend on the rate at which principal prepayments are made on the underlying mortgage loans. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

The Fund may also invest in debt securities, which are subject to similar risks. For instance, increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. The Fund may invest in corporate debt securities, which are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. Furthermore, issuers of fixed -income securities could default or be downgraded if they fail to make required payments of principal or interest. The Fund only invests in investment grade securities; however, the Fund will not be required to dispose of a debt that has its rating downgraded subsequent to the Fund’s purchase.

The Fund may invest in U.S. government obligations, which have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

Government or supported by the full faith and credit of the United States.

To the extent that the Fund invests a significant portion of its assets in the Commonwealth of Puerto Rico (the “Puerto Rico”), the Fund is more susceptible to factors adversely affecting Puerto Rico. Puerto Rico’s economy suffered a severe and prolonged recession from 2007 to 2017, with real gross national product contracting approximately 15% during this period. Since 2017, Puerto Rico and several of its instrumentalities have entered debt-restructuring proceedings under Titles III and VI of the Puerto Rico Oversight, Management & Economic Stability Act (“PROMESA”). However, Puerto Rico has begun to implement the plan of adjustment approved on January 18, 2022 in the court-supervised debt-restructuring process under Title III of PROMESA, setting the stage for its exit from bankruptcy. Puerto Rico is also susceptible to hurricanes, major storms and earthquakes that affect the local economy and its population has declined over the past decade. Therefore, any factors affecting Puerto Rico will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund.

Overall, the value of stocks and other securities can be highly volatile, and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political, or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Oriental Trust, a separately identifiable division of Oriental Bank (the “Adviser”), acts as investment adviser to the Fund under an investment advisory agreement (the “Advisory Agreement”) with the Fund. Under the Advisory Agreement, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.93% of its average daily net assets. Pursuant to the advisory agreement, the Fund incurred $1,377,443 in advisory fees for the six months ended December 31, 2023.

Effective June 30, 2023, Northern Lights Distributors, LLC, (the “Distributor”) is the distributor for the Fund. Prior to June 30, 2023, the distributor of the Fund was Oriental Financial Services LLC.

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended December 31, 2023, $0 and $1 of 12b-1 fees were accrued for Class A shares and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. The Distributor is an affiliate of UFS. For the six months ended December 31, 2023, the Distributor received $70 and $20 in underwriting commissions for sales of Class A shares and Class C shares, respectively, of which $0 and $0 was retained by the principal underwriter for Class A shares and Class C shares, respectively.

In addition, certain affiliates of UFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Distributor and UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

5.	TAX INFORMATION

The Fund is intended solely for residents of Puerto Rico. The Fund will be treated as a registered investment company under the PR Code. As such, the Fund will be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code.

The Fund did not distribute 90% of its income to shareholders for the taxable year June 30, 2021 and therefore recorded a tax expense of $445,825 during the fiscal year ended June 30, 2022. During the fiscal year ended June 30, 2023, it was determined that the Fund was not responsible for this tax expense and the accrual was reversed.

The Fund will be treated as a PFIC under the United States Internal Revenue Code of 1986, as amended (the “US Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account; which, under the US Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

6.	TAX COMPONENTS OF CAPITAL

The tax attributes of distributions paid during the fiscal years ended June 30, 2023 and June 30, 2022, were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2023	June 30, 2022
Ordinary Income	$3,710,408	$1,528,381
Long-Term Capital Gain	—	—
Return of Capital	—	—
Total	$3,710,408	$1,528,381

The Fund’s net investment income and net realized gain (loss) on investments reflected in the financial statements differ from distributable net investment income and net realized gain (loss) on investments for tax purposes. Permanent book and tax differences are primarily attributable to the tax adjustments for paydowns from mortgage-backed securities, as follows:

2023
Net investment income per statement of operations	$3,404,021
Reclassification of realized loss on securities’ paydown for tax purposes	284,623
Distributable net investment income for tax purposes	$3,688,644

Net realized gain (loss) on investments per statement of operations	$—
Reclassification of realized loss on securities’ paydown for tax purposes	(284,623)
Net realized loss on investments for tax purposes	$(284,623)

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

The undistributed net investment income and accumulated net realized loss on investments (tax basis) at June 30, 2023, was as follows:

2023
Undistributed net investment income, beginning of the year	$2,597,377
Net investment income for the year	3,688,644
Distributions	(3,710,408)
Undistributed net investment income, end of the year	$2,575,613

Accumulated net realized loss on investments and future contracts, beginning of the year	$(767,779)
Net realized loss on investments for the year, tax basis	(284,623)
Distributions	—
end of the year, tax basis	$(1,052,402)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of December 31, 2023, Pershing, holding shares for the benefit of others in nominee name, held approximately 99.5% of the voting securities of the Fund.

8.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments relating to Tailored Shareholder Reports to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in the Tailored Shareholder Reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

DGI Balanced Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2023

As a shareholder of the DGI Balanced Fund, you incur ongoing costs, including management fees and certain Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period 7/1/23-12/31/23	Ending Account Value 12/31/2023	Expenses Paid During Period 7/1/23-12/31/23

Class A*	1.60%	$1,000.00	$1,041.10	$1.11	$1,017.44	$7.76
Class C*	2.26%	$1,000.00	$1,041.10	$1.65	$1,013.67	$11.54
Class I*	1.27%	$1,000.00	$1,042.10	$0.93	$1,018.70	$6.50
Class P^	1.28%	$1,000.00	$1,072.50	$6.67	$1,018.70	$6.50
Class T^	1.28%	$1,000.00	$1,072.50	$6.67	$1,018.70	$6.50
Class NT^	1.28%	$1,000.00	$1,072.50	$6.67	$1,018.70	$6.50

*	“Actual” expense information is for the period from December 6, 2023 (date of initial investment) to December 31, 2023. Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by 26/366 (to reflect the period from initial investment to December 31, 2023). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/366 (to reflect the full half-year period).

^	Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the full half-year period).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling (787) 620-0000 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling (787) 620-0000.

INVESTMENT ADVISER
Oriental Trust
254 Munoz Rivera Avenue, 10th Floor San Juan, Puerto Rico 00918

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DGIPR-SAR-23

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DGI Investment Trust

By (Signature and Title)

/s/ Ramon Rosado-Linera

Ramon Rosado-Linera, Principal Executive Officer/President

Date 3/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ramon Rosado-Linera

Ramon Rosado-Linera, Principal Executive Officer/President

Date 3/5/24

By (Signature and Title)

/s/ Maritza Arizmendi Diaz

Maritza Arizmendi Diaz, Principal Financial Officer/Treasurer

Date 3/6/24